Taxation - Income Tax (Details) $ in Thousands, ¥ in Millions	12 Months Ended				24 Months Ended	36 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2017	Dec. 31, 2020	Dec. 31, 2026	Dec. 31, 2025 CNY (¥)	Dec. 31, 2023	Dec. 31, 2020
Effective Income Tax Rate Reconciliation [Line Items]
Income tax rate	(0.30%)
PRC statutory income tax rate	25.00%	25.00%	25.00%
Preferential effective tax rates	5.00%	5.00%	5.00%
Retained earnings of PRC subsidiaries | ¥							¥ 222.4
HONG KONG
Effective Income Tax Rate Reconciliation [Line Items]
Income tax rate				16.50%
Income tax rate up to assessable profits	8.25%
Threshold assessable profits | $	$ 2,000
Income tax rate over assessable profits	16.50%
CHINA
Effective Income Tax Rate Reconciliation [Line Items]
PRC statutory income tax rate	25.00%	25.00%	25.00%
Preferential tax rate	15.00%				0.00%	15.00%	15.00%	12.50%	15.00%
Preferential tax period	3 years